Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt (Abstract)
Long-Term Debt
7.	Long-Term Debt
Long-term debt consists of the following:

	Bank Loans	Entity	As of June 30, 2013	As of December 31, 2012	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$250,850	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$241,165	188,515	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	19,000	3.25%
	Total		$511,015	$458,365
	Less: Current portion		$5,400	-
	Long-term portion		$505,615	$458,365
As of June 30, 2013 the Partnership's loan amounts drawn under its credit facilities are as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
M/V Hyundai Premium	03/20/2013		26,325	—
M/V Hyundai Paramount	03/27/2013		26,325	—
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	129,431	—

Total		$250,850	$241,165	$19,000

As of June 30, 2013 and December 31, 2012, the Partnership was in compliance with all financial debt covenants.
On March 20, and March 27, 2013, the Partnership had drawn in total the amount of $54,000 from the undrawn portion of its $350,000 credit facility in order to partly finance the acquisition of the vessel owning companies of the M/V Aristotelis and the M/V Attalos respectively (Note 3). The amount of $54,000 is payable in twenty equal consecutive quarterly installments of $1,350 commencing in June 2013 plus a balloon payment of $27,000 in March 2018.
On March 27, 2013 the Partnership's credit facility of $350,000 was converted into a term loan, and the undrawn amount of $1,420 was cancelled.
Following the exchange of the M/T Achilleas with the M/V Agamemnon and the M/T Alexander the Great with the M/V Archimidis in December 2012, the Partnership prepaid from its available cash the amount of $5,149 and the M/V Archimidis and the M/V Agamemnon replaced the M/T Alexander the Great and the M/T Achilleas as collateral under its credit facility of $350,000.
Following the issuance of Class B Convertible Preferred Units in May and June 2012 (Note 9), the Partnership prepaid debt of $149,566 across its three credit facilities by using in full the net proceeds of the issuance of $136,425 and an amount of $13,141 from its available cash. Following the debt repayment of $149,566, on May 23, 2012 the Partnership's credit facilities were amended: a) The new amortization schedule will commence in March 2016 b) the margin of the credit facility of $370,000 and $350,000 has increased to 2% and 3% respectively and c) the Partnership's credit facility of $370,000 was converted into a term loan, and the undrawn tranche of $52,500 relating to the credit facility of $350,000 was cancelled.
The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facilities of $350,000 and $25,000 will be repaid in 9 equal consecutive quarterly installments of $7,855 and $1,000 respectively commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.

On April 4, 2012, an amount of $10,500 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Aristofanis.
On February 15, 2012, an amount of $10,000 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Attikos.
For the six month period ended June 30, 2013 and 2012 interest expense amounted to $7,077 and $18,379 respectively. As of June 30, 2013 the weighted average interest rate of the Partnership's loan facilities was 2.71%.